Royalties receivable (Tables)	12 Months Ended
Dec. 31, 2020
Royalties receivable
Schedule of royalties receivable

	December 31,	December 31,
	2020	2019
	$	$
Opening balance	—	—
Royalties recognized during the year	1,600,000	—
Discounting	(390,000)	—
Amounts received during the year	(150,000)	—
Balance at end of the year	1,060,000	—